SEGMENT INFORMATION	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
SEGMENT INFORMATION

4.	SEGMENT INFORMATION

Under IFRS 8 (Segment Information), operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”) which, in the case of Codere Online, is the Chief Executive Officer (“CEO”) of Codere Online. The CODM is responsible for allocating resources and assessing performance of the business. For management purposes, Codere Online’s operating segments are formed by Codere Online’s online business in Spain, Mexico, Colombia, Panama, Argentina and Israel.

The CEO measures the performance of Codere Online’s business by its revenue and EBITDA, which is calculated as net income/(loss), after adding back income tax benefit/(expense), interest expense, depreciation and amortization.

Codere Online will report financial information, both internally and externally, based on the organizational structure approved by the CEO of Codere Online. Thus, the reportable segments for the 2024 consolidated financial statements are formed by Codere Online’s operations in Spain, Mexico and Colombia. Panama, Argentina are grouped under “Other operations”. Codere Israel Marketing Support Services LTD and Codere Online, Codere (Gibraltar) Marketing Services LTD, SEJO and Surviving Corporation have been grouped and reported under “Supporting”. These entities aggregated under “Supporting” segment are not operating entities (only holding companies) to entities that only provide internal support services.

The entities that have been aggregated under “Other operations” and “Supporting” have been grouped in accordance with guidance allowed under IFRS 8, Operating Segments. Based on both IFRS 8: BC30 and the diagram included in the implementation guidance accompanying IFRS 8, if two or more components of a business meet the aggregation criteria, they may be combined for external reporting purposes into a single operating segment, notwithstanding that they may individually exceed the quantitative thresholds. Additionally, the entities aggregated in the “Other operations” and “Supporting” segments all meet the following conditions: (i) aggregation is consistent with the core principle of IFRS 8, (ii) the segments have similar economic characteristics, (iii) the segments are similar in the nature of the products and services offered, (iv) the segments are similar in the nature of their production processes, (v) the segments are similar in the type or class of customer for their products and services, (vi) the segments have similar methods used to distribute their products and provide their services and (vii) the segments have a similar nature of their regulatory environment. The segments referred to above include the information related to the online business provided in each country. Inter-segment transactions are carried out on an arm’s length basis and are included in the “Eliminations” column. Information relating to other Codere Online companies not specifically included in these segments is reported under “Other Operations”.

The following tables break down certain of the information presented in the consolidated statements of operations and carve-out income statement for the years ended December 31, 2024, 2023 and 2022 by Codere Online’s operating segments (amounts expressed in thousands of euros).

12/31/2024	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	87,778	95,699	10,629	6,587	52,204	(52,193)	200,704
Personnel expenses	(2,360)	(1,746)	(331)	(1,041)	(13,306)	-	(18,784)
Depreciation and amortization	(123)	(30)	(2)	(7)	(226)	-	(388)
Other operating expenses	(67,786)	(96,322)	(8,986)	(11,394)	(44,906)	52,193	(177,201)
Operating expenses	(70,269)	(98,098)	(9,319)	(12,442)	(58,438)	52,193	(196,373)
OPERATING INCOME/(LOSS)	17,509	(2,399)	1,310	(5,855)	(6,234)	-	4,331
Finance income	2,105	622	61	11,461	4,659	(10,727)	8,181
Finance costs	(69)	(3,552)	(371)	(5,613)	(8,262)	10,727	(7,140)
Net finance income/(costs)	2,036	(2,930)	(310)	5,848	(3,603)	-	1,041
NET INCOME/(LOSS) BEFORE TAX	19,545	(5,329)	1,000	(7)	(9,837)	-	5,372
Income tax benefit/(expense)	(4,154)	7	1	26	2,658	-	(1,462)
NET INCOME/(LOSS) FOR THE YEAR	15,391	(5,322)	1,001	19	(7,179)	-	3,910
Attributable to equity holders of the Company	15,391	(5,324)	1,001	19	(7,179)	-	3,908
Attributable to non-controlling interests	-	2	-	-	-	-	2

12/31/2023	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	75,669	73,315	8,581	4,082	45,263	(45,263)	161,647
Personnel expenses	(1,968)	(1,776)	(292)	(700)	(12,701)	-	(17,437)
Depreciation and amortization	(24)	(32)	(2)	(6)	(50)	-	(114)
Other operating expenses	(60,362)	(83,181)	(10,587)	(8,897)	(41,086)	45,263	(158,850)
Operating expenses	(62,354)	(84,989)	(10,881)	(9,603)	(53,837)	45,263	(176,401)
OPERATING INCOME/(LOSS)	13,315	(11,674)	(2,300)	(5,521)	(8,574)	-	(14,754)
Finance income	1,030	6,552	403	8,586	28,553	(23,406)	21,718
Finance costs	(51)	(4,920)	(11)	(8,568)	(275,423)	273,081	(15,892)
Net finance income/(costs)	979	1,632	392	18	(246,870)	249,675	5,826
NET INCOME/(LOSS) BEFORE TAX	14,294	(10,042)	(1,908)	(5,503)	(255,444)	249,675	(8,928)
Income tax benefit/(expense)	(1,500)	(8)	187	15	7,819	-	6,513
NET INCOME/(LOSS) FOR THE YEAR	12,794	(10,050)	(1,721)	(5,488)	(247,625)	249,675	(2,415)
Attributable to equity holders of the Company	12,794	(10,052)	(1,721)	(5,488)	(247,625)	249,675	(2,417)
Attributable to non-controlling interests	-	2	-	-	-	-	2

12/31/2022	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	60,043	45,518	7,007	3,179	56,310	(56,310)	115,747
Personnel expenses	(559)	(1,184)	(178)	(875)	(12,505)	-	(15,301)
Depreciation and amortization	(51)	(21)	(4)	(125)	(355)	-	(556)
Other operating expenses	(53,521)	(74,074)	(14,315)	(9,383)	(60,770)	56,298	(155,765)
Operating expenses	(54,131)	(75,279)	(14,497)	(10,383)	(73,630)	56,298	(171,622)
OPERATING INCOME/(LOSS)	5,912	(29,761)	(7,490)	(7,204)	(17,320)	(12)	(55,875)
Finance income	256	3,366	1,477	1,344	25,327	(6,667)	25,103
Finance costs	(1)	(2,724)	(1,776)	290	(57,385)	48,953	(12,643)
Net finance income/(costs)	255	642	(299)	1,634	(32,058)	42,286	12,460
NET INCOME/(LOSS) BEFORE TAX	6,167	(29,119)	(7,789)	(5,570)	(49,378)	42,274	(43,415)
Income tax benefit/(expense)	(576)	10	(4)	(4)	(2,406)	12	(2,968)
NET INCOME/(LOSS) FOR THE YEAR	5,591	(29,109)	(7,793)	(5,574)	(51,784)	42,286	(46,383)
Attributable to equity holders of the Company	5,591	(29,108)	(7,793)	(5,574)	(51,784)	42,286	(46,382)
Attributable to non-controlling interests	-	(1)	-	-	-	-	(1)

The following tables break down certain of the information presented in the consolidated statements of financial position as of December 31, 2024 and 2023 by Codere Online’s operating segments (amounts expressed in thousands of euros).

12/31/2024	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Non-current assets	709	31	11	69	220,495	(209,698)	11,617
Current assets	72,540	15,408	5,501	4,675	104,118	(139,319)	62,923
Trade receivables and other current assets	13,403	3,672	684	773	39,739	(49,149)	9,122
Current financial assets	46,819	2,915	1,649	1,042	51,209	(90,140)	13,494
Cash and cash equivalents	12,318	8,821	3,168	2,860	13,170	(30)	40,307
Total Assets	73,249	15,439	5,512	4,744	324,613	(349,017)	74,540
EQUITY	48,448	(21,134)	3,816	(15,283)	218,341	(209,968)	24,220
NON-CURRENT LIABILITIES	-	-	-	(3)	5,359	2	5,358
CURRENT LIABILITIES	24,801	36,573	1,696	20,030	100,913	(139,051)	44,962
Lease obligations	350	-	-	-	14	-	364
Borrowings	5,921	3,329	283	12,948	72,925	(92,041)	3,365
Trade payables and other current liabilities	18,530	33,244	1,413	7,082	27,974	(47,010)	41,233
Total EQUITY AND LIABILITIES	73,249	15,439	5,512	4,744	324,613	(349,017)	74,540

12/31/2023	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Non-current assets	251	59	8	43	125,944	(117,786)	8,519
Current assets	57,153	11,027	4,006	4,472	164,282	(175,660)	65,280
Trade receivables and other current assets	14,666	1,537	656	1,552	55,899	(60,706)	13,604
Current financial assets	31,689	2,744	1,565	920	88,403	(114,923)	10,398
Cash and cash equivalents	10,798	6,746	1,785	2,000	19,980	(31)	41,278
Total Assets	57,404	11,086	4,014	4,515	290,226	(293,446)	73,799
EQUITY	32,959	(18,372)	(558)	(9,014)	134,329	(118,058)	21,286
NON-CURRENT LIABILITIES	-	-	-	-	408	-	408
CURRENT LIABILITIES	24,445	29,458	4,572	13,529	155,489	(175,388)	52,105
Borrowings	2,247	3,288	1,490	9,108	135,140	(146,168)	5,105
Trade payables and other current liabilities	22,198	26,170	3,082	4,421	20,349	(29,220)	47,000
Total EQUITY AND LIABILITIES	57,404	11,086	4,014	4,515	290,226	(293,446)	73,799

Codere Online does not have any customers that individually account for 10% or more of its interest and income for the years ended December 31, 2024 and 2023.

4.	SEGMENT INFORMATION

Under IFRS 8 (Segment Information), operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”) which, in the case of the Group, is the Managing Director of the Group. The CODM is responsible for allocating resources and assessing performance of the business. For management purposes, the Group’s operating segments are formed by the Group’s online business in Spain, Mexico, Colombia, Panama, Malta, Argentina Israel and Gibraltar.

The Managing Director measures the performance of the Group’s business by its revenue and EBITDA, which is calculated as net income/(loss), after adding back income tax benefit/(expense), interest expense, depreciation and amortization.

The Group will report financial information, both internally and externally, based on the organizational structure approved by the Managing Director of the Group. Thus, the reportable segments for the 2022 consolidated carve-out financial statements are formed by the Group’s operations in Spain, Mexico and Colombia. Panama, Argentina and Codere Online Operator LTD (Malta) are grouped under “Other operations”. Codere Online Management Services LTD (Malta), Israel, United States, SEJO and Gibraltar have been grouped and reported under “Supporting”. These entities aggregated under “Supporting” segment are not operating entities (only holding companies) to entities that only provide internal support services.

The entities that have been aggregated under “Other operations” and “Supporting” have been grouped in accordance with guidance allowed under IFRS 8, Operating Segments. Based on both IFRS 8:BC30 and the diagram included in the implementation guidance accompanying IFRS 8, if two or more components of a business meet the aggregation criteria, they may be combined for external reporting purposes into a single operating segment, notwithstanding that they may individually exceed the quantitative thresholds. Additionally, the entities aggregated in the “Other operations” and “Supporting” segments all meet the following conditions: (i) aggregation is consistent with the core principle of IFRS 8, (ii) the segments have similar economic characteristics, (iii) the segments are similar in the nature of the products and services offered, (iv) the segments are similar in the nature of their production processes, (v) the segments are similar in the type or class of customer for their products and services, (vi) the segments have similar methods used to distribute their products and provide their services and (vii) the segments have a similar nature of their regulatory environment. The segments referred to above include the information related to the online business provided in each country. Inter-segment transactions are carried out on an arm’s length basis and are included in the “Eliminations” column. Information relating to other Group companies not specifically included in these segments is reported under “Other Operations”.

The following tables break down certain of the information presented in the consolidated carve-out income statement for the years ended December 31, 2022, 2021 and 2020 by the Group’s operating segments (amounts expressed in thousands of euros).

12/31/2022	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	60,043	45,518	7,007	3,179	56,310	(56,310)	115,747
Personnel expenses	(559)	(1,184)	(178)	(875)	(12,505)	-	(15,301)
Depreciation and amortization	(51)	(21)	(4)	(125)	(355)	-	(556)
Other operating expenses	(53,521)	(74,074)	(14,315)	(9,383)	(60,770)	56,298	(155,765)
Operating expenses	(54,131)	(75,279)	(14,497)	(10,383)	(73,630)	56,298	(171,622)
OPERATING INCOME/(LOSS)	5,912	(29,761)	(7,490)	(7,204)	(17,320)	(12)	(55,875)
Finance income	256	3,366	1,477	1,344	25,327	(6,667)	25,103
Finance costs	(1)	(2,724)	(1,776)	290	(57,385)	48,953	(12,643)
Net financial results	255	642	(299)	1,634	(32,058)	42,286	12,460
NET INCOME/(LOSS) BEFORE TAX	6,167	(29,119)	(7,789)	(5,570)	(49,378)	42,274	(43,415)
Income tax benefit/(expense)	(576)	10	(4)	(4)	(2,406)	12	(2,968)
NET INCOME/(LOSS) FOR THE YEAR	5,591	(29,109)	(7,793)	(5,574)	(51,784)	42,286	(46,383)
Attributable to equity holders of the Parent	5,591	(29,108)	(7,793)	(5,574)	(51,784)	42,286	(46,382)
Attributable to non-controlling interests	-	(1)	-	-	-	-	(1)

12/31/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	49,753	24,908	3,976	989	39,547	(38,920)	80,253
Personnel expenses	(359)	(407)	(95)	(283)	(5,934)	(2)	(7,080)
Depreciation and amortization	(150)	(7)	(3)	(100)	(462)	1	(721)
Other operating expenses (*)	(47,947)	(36,812)	(7,853)	(2,314)	(51,615)	3,060	(143,481)
Operating expenses	(48,456)	(37,226)	(7,951)	(2,697)	(58,011)	3,059	(151,282)
OPERATING INCOME/(LOSS)	1,297	(12,318)	(3,975)	(1,708)	(18,464)	(35,861)	(71,029)
Finance income	(5)	242	4	32	14,437	(10,167)	4,543
Finance costs	-	(7)	(28)	(2)	(10,649)	10,125	(561)
Net financial results	(5)	235	(24)	30	3,788	(42)	3,982
NET INCOME/(LOSS) BEFORE TAX	1,292	(12,083)	(3,999)	(1,678)	(14,676)	(35,903)	(67,047)
Income tax benefit/(expense)	(68)	-	-	(7)	(891)	-	(966)
NET INCOME/(LOSS) FOR THE YEAR	1,224	(12,083)	(3,999)	(1,685)	(15,567)	(35,903)	(68,013)
Attributable to equity holders of the Parent	1,224	(12,083)	(3,999)	(1,685)	(15,567)	(35,957)	(68,067)
Attributable to non-controlling interests	-	-	-	-	-	54	54

*	Include the transaction costs of the Business Combination as described in Note 2.

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	48,279	18,422	2,355	329	31,046	(29,934)	70,497
Personnel expenses	(275)	(18)	(108)	(174)	(4,582)	-	(5,157)
Depreciation and amortization	(470)	(1)	(2)	(3)	(456)	-	(932)
Other operating expenses	(43,230)	(26,277)	(3,497)	(289)	(35,298)	29,934	(78,657)
Operating expenses	(43,975)	(26,296)	(3,607)	(466)	(40,336)	29,934	(84,746)
OPERATING INCOME/(LOSS)	4,304	(7,874)	(1,252)	(137)	(9,290)	-	(14,249)
Finance income	-	-	-	-	602	(434)	168
Finance costs	(332)	7	-	(101)	(696)	434	(688)
Net financial results	(332)	7	-	(101)	(94)	-	(520)
NET INCOME/(LOSS) BEFORE TAX	3,972	(7,867)	(1,252)	(238)	(9,384)	-	(14,769)
Income tax benefit/(expense)	(1,077)	-	-	118	(551)	-	(1,510)
NET INCOME/(LOSS) FOR THE YEAR	2,895	(7,867)	(1,252)	(120)	(9,935)	-	(16,279)
Attributable to equity holders of the Parent	2,895	(7,867)	(1,252)	(115)	(9,935)	-	(16,274)
Attributable to non-controlling interests	-	-	-	(5)	-	-	(5)

The following tables break down certain of the information presented in the consolidated statement of financial position as of December 31, 2022 and in the carve-out statement of financial position as of December 31, 2021 by the Group’s operating segments (amounts expressed in thousands of euros).

12/31/2022	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	29	70	7	38	111,129	(110,290)	983
Current assets	31,665	4,787	5,133	2,594	180,924	(156,778)	68,325
Trade receivables and other current assets	13,460	2,132	3,261	742	33,814	(45,667)	7,742
Current financial assets	10,476	1,995	873	696	103,816	(111,081)	6,775
Cash and cash equivalents	7,729	660	999	1,156	43,294	(30)	53,808
Total Assets	31,694	4,857	5,140	2,632	292,053	(267,068)	69,308
EQUITY	19,883	(47,067)	(1,554)	(6,057)	169,899	(110,557)	24,547
NON-CURRENT LIABILITIES	-	-	-	-	2,008	-	2,008
CURRENT LIABILITIES	11,811	51,924	6,694	8,689	120,146	(156,511)	42,753
Lease obligations	-	-	-	-	-	-	-
Provisions	-	-	-	-	-	-	-
Borrowings	306	37,657	68	6,251	99,986	(140,025)	4,243
Trade payables and other current liabilities	11,505	14,267	6,626	2,438	20,160	(16,486)	38,510
Total EQUITY AND LIABILITIES	31,694	4,857	5,140	2,632	292,053	(267,068)	69,308

12/31/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	73	29	9	107	97,854	(97,466)	606
Current assets	23,831	5,392	3,715	1,919	161,851	(92,039)	104,669
Trade receivables and other current assets	13,353	1,734	1,337	559	37,720	(48,841)	5,862
Current financial assets	7,022	1,084	798	329	37,833	(43,167)	3,899
Cash and cash equivalents	3,456	2,574	1,580	1,031	86,298	(31)	94,908
Total Assets	23,904	5,421	3,724	2,026	259,705	(189,505)	105,275
EQUITY	14,259	(15,494)	(3,990)	(799)	172,734	(98,556)	68,154
NON-CURRENT LIABILITIES	-	-	-	-	5,513	-	5,513
CURRENT LIABILITIES	9,645	20,915	7,714	2,825	81,458	(90,949)	31,608
Lease obligations	-	-	-	-	-	-	-
Provisions	-	-	-	-	-	-	-
Borrowings	1,776	1,209	2,077	577	62,647	(65,302)	2,984
Trade payables and other current liabilities	7,869	19,706	5,637	2,248	18,811	(25,647)	28,624
Total EQUITY AND LIABILITIES	23,904	5,421	3,724	2,026	259,705	(189,505)	105,275

The Group does not have any customers that individually account for 10% or more of its interest and income for the years ended December 31, 2022 and 2021.